SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHARE CAPITAL

NOTE 9 – SHARE CAPITAL:

a.	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.

On May 17, 2019, the Company entered into an Equity Distribution Agreement with Oppenheimer & Co. Inc., or Oppenheimer to offer and sell from time to time its ordinary shares, NIS 0.01 par value, having an aggregate offering price of up to $15,000,000 through Oppenheimer acting as its agent and/or principal. For the year-ended December 31, 2021, the Company sold an aggregate of 1,285,366 ordinary shares under its at-the-market (“ATM”) equity facility. The total gross consideration amounted to approximately $3.5 million.

The Company failed to file a prospectus supplement specifying details of the share sales under the ATM. This may have constituted a violation of Section 5 of the U.S. Securities Act of 1933, as amended (the “Securities Act”) and may give rise to liability under Section 12 of the Securities Act (which generally provides a rescission remedy for offers and sales of securities in violation of Section 5) as well as potential liability under the anti-fraud provisions of federal and state securities laws and state rescission laws. In such event, anyone who acquired such ordinary shares would have a right to rescind the purchase. If all the shareholders who acquired ordinary shares demanded rescission, the maximum that VBL would be obligated to repay would be approximately $3.5 million, plus interest. Out of the approximately $3.5 million of sales, one identified buyer purchased approximately $1.9 million of the Company’s ordinary shares. Such identified buyer has agreed to waive any rescission rights and has signed a waiver evidencing such agreement. The Securities Act generally requires that any claim brought for a violation of Section 5 of the Securities Act be brought within one year of the violation. Additionally, if it is determined that such sales did in fact violate the Securities Act, VBL may become subject to fines and penalties imposed by the SEC and state securities agencies. Based on consultation with its counsel and management assessment, VBL did not recognize any provision related to this uncertainty.

VBL analyzed the classification of the ordinary shares. Based on ASC 480-10-S99-3A(f), VBL determined that since the redemption obligation is outside of its control, the ordinary shares should be considered ordinary shares subject to possible redemption, and $1.6 million should classified as temporary equity as ordinary shares subject to possible redemption, as reflected in the balance sheet, see also note 13.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 9 – SHARE CAPITAL (continued):

b.	On May 7, 2020 and May 11, 2020, the Company entered into securities purchase agreements with several institutional investors and existing shareholders to purchase 11,492,065 of the Company’s ordinary shares at a purchase price of $1.575 per share in a registered direct offering. In a concurrent private placement, the Company issued to investors and existing shareholders in the offering unregistered warrants to purchase up to 11,492,065 ordinary shares. Each warrant is exercisable immediately upon issuance at an exercise price of $1.45 per share and remains exercisable for 18 months following issuance date. The offering raised a total of $18.1 million, with net proceeds of $16.4 million, after deducting fees and expenses. The closing of the sale of the ordinary shares and warrants occurred on May 11, 2020 and May 13, 2020.

The fair value of the warrants was computed using the Black-Scholes option-pricing model. The underlying data used for computing the fair value of the warrants are mainly as follows: ordinary share price based on the current price of an ordinary share: $1.27-$1.63; expected volatility based on Company historical trade: 74%-76%; risk-free interest rate: 0.155%-0.165%; expected dividend: zero; and expected life of 1.5 years. The consideration was allocated between ordinary shares and warrants based on the ratio of the warrants’ fair value and the ordinary share price.

As of December 31, 2021, all 11,492,065 warrants issued pursuant to these securities purchase agreements were exercised for gross proceeds of approximately $16.7 million.

c.	On July 29, 2020, at the general meeting of the shareholders of the Company, such shareholders approved the increase of the authorized share capital of the Company to 150,000,000 ordinary shares, par value NIS 0.01 per share.

d.	On January 14, 2021, the Company entered into an ordinary share purchase agreement (Agreement) of up to $20 million of VBL’s ordinary shares, par value NIS 0.01 per share, with an institutional investor. The ordinary shares may be sold from time to time based on our notice to the investor over the 30-month term of the purchase Agreement. As of December 31, 2021, the Company issued 1,400,000 shares under the Agreement for gross proceeds of approximately $3.0 million.

e.	On April 9, 2021, VBL entered into an underwriting agreement pursuant to which the Company issued(a) 5,150,265 of its ordinary shares to certain investors at a price of $1.90 per ordinary share and (b) pre-funded warrants to purchase 8,050,000 ordinary shares at price of $1.89 per pre-funded warrant with an exercise price of each pre-funded warrant equal to $0.01 per share. In addition, the underwriters exercised an option to purchase additional shares and purchased 1,751,525 additional ordinary shares. Net proceeds from the issuance and sale of the 6,901,790 ordinary shares and 8,050,000 pre-funded warrants was approximately $26.4 million, after deducting the underwriting discounts and commissions and the estimated offering expenses.

f.	On May 6, 2021, 1,250,000 five year warrants issued in the Company’s November 6, 2015 registered direct offering expired.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 9 – SHARE CAPITAL (continued):

g.	Share based compensation plans

In February 2000, the Company’s Board of Directors approved an option plan (the “Plan”) as amended through 2008. Under the Plan, the Company reserved up to 1,423,606 Ordinary Shares of NIS 0.01 par value of the Company for allocation to employees and non-employees. Each option provides the holder the right to exercise such option and acquire one Ordinary Share per option. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire.

In April 2011, the Company’s board of directors approved a new option plan (the “New Plan”). Under the New Plan, the Company reserved up to 766,958 Ordinary Shares (of which 159,458 Ordinary Shares shall be taken from the unallocated pool reserved under the Plan) for allocation to employees and non-employees. Any option which was granted under the New Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

In September 2014, the Company’s shareholders approved the adoption of the Employee Share Ownership and Option Plan (2014) (“2014 Plan”) effective as of the closing of the public offering. Under the 2014 Plan, the Company reserved up to 928,000 Ordinary Shares (of which 28,000 Ordinary Shares shall be taken from the unallocated pool reserved under the New Plan). The Ordinary Shares to be issued upon exercise of the options confer the same rights as the other Ordinary Shares of the Company, immediately upon allotment. Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

Option exercise prices and vesting periods option grants are determined by the board of directors of the Company on the date of the grant.

The options are subject to the terms stipulated by section 102(b)(2) of the Ordinance. According to these provisions, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to the employees as a capital gain benefit in respect of the options granted.

Options granted to related parties or non-employees of the Company are governed by Section 3(i) of the Ordinance. The Company will be allowed to claim as an expense for tax purposes the amounts equal to the expenses it recorded in the financial statements in the year in which the related parties or non-employees exercised the options into shares.

Options granted in 2019, 2020 and 2021:

	Number of
	options granted		The fair
	according to	Exercise	value of
	option plan of	price per	options on date
	the company	Ordinary Share	of grant (in
Date of grant	Total	($)	thousands)
December 19, 2019	1,346,000	$1.22	$1,411
November 24, 2020	125,000	$1.17	$135
December 8, 2020	1,343,000	$1.22	$1,753
July 20, 2021	125,000	$2.38	$276
October 4, 2021	307,500	$2.22	$530
October 19, 2021	174,000	$2.20	$340
December 7, 2021	1,188,287	$2.31	$2,258

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 9 – SHARE CAPITAL (continued):

Most of the options granted in 2019, 2020, and 2021 vest over 4 years with 25% vesting on the first anniversary and the remainder vesting quarterly over the next 3 years. The remaining 327,681 options granted in fiscal 2021 vest over 2 years with 50% on the first-anniversary, and the remaining 50% vesting equally at the end of each quarter in the second year.

The fair value of the options on the date of grant was computed using the Black-Scholes model. Fair value of the options was estimated using the expected volatility. The risk-free interest rate was determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options.

The fair value of the Company’s stock options granted for the years ended December 31, 2021, 2020 and 2019 was estimated using the following assumptions:

	2021	2020	2019
Value of one ordinary share	$1.97 -$2.47	$1.21-$1.45	$1.15
Expected stock price volatility	91%	94%	100%
Expected term (in years)	11	11	11
Risk free interest rate	1.48%-1.64%	0.88%-0.91%	1.91%
Dividend yield	-	-	-

h.	Changes in the number of options and RSUs and weighted average exercise prices are as follows:

	Year ended December 31
	2021		2020		2019
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price	options	price	options	price
Outstanding at beginning of year	7,569,626	$2.53	6,373,331	$2.91	5,056,914	$3.36
Granted	1,794,787	2.29	1,468,000	1.22	1,346,000	1.22
Exercised	(60,265)	0.01	-	-	-	-
Forfeited and expired	(65,500)	3.01	(271,705)	4.35	(29,583)	3.30
Outstanding at end of year (1)	9,238,648	$2.5	7,569,626	$2.53	6,373,331	$2.91
Exercisable at end of year	5,308,234	$3.1	4,149,359	$3.43	3,294,647	$3.73

(1)	Includes RSUs of 74,001, 102,334 and 102,334 for the years ended December 31, 2021, 2020 and 2019, respectively

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 9 – SHARE CAPITAL (continued):

i.	The following is information about exercise price and remaining contractual life of outstanding options and RSUs at year-end:

December 31, 2021			December 31, 2020			December 31, 2019
Number of		Weighted	Number of		Weighted	Number of		Weighted
options		average of	options		average of	options		average of
outstanding		remaining	outstanding		remaining	outstanding		remaining
at end of	Exercise	contractual	at end of	Exercise	contractual	at end of	Exercise	contractual
year	Price	life	year	price	life	year	Price	life
448,911	$0.002	10.67	509,176	$0.002	10.14	509,176	$0.002	10.88
125,000	$1.17	18.91	125,000	1.17	19.91	-	-	-
72,990	$1.21	2.72	72,990	$1.21	3.72	72,990	$1.21	4.72
6,241,406	$1.22-2.47	14.56	4,491,494	$1.22-2.47	16.61	3,244,969	$1.22-2.47	30.38
538,871	$3.30-3.48	10.92	538,871	$3.30-3.48	11.92	559,871	$3.30-3.48	12.96
30,000	$6.03	13.12	30,000	$6.03	14.12	60,000	$6.03	15.13
86,000	$6.90	16.02	106,625	$6.90	17.02	116,000	$6.90	18.02
342,470	$7.52	13.88	342,470	$7.52	14.88	372,470	$7.52	15.88
1,353,000	$5.08-5.99	15.36	1,353,000	$5.08-5.99	16.36	1,437,855	$5.08-5.99	17.36

9,238,648			7,569,626			6,373,331

The aggregate intrinsic value for the options outstanding as of December 31, 2021, 2020 and 2019 was $4.0 million, $3.7 million and, $0.6 million, respectively.

j.	Expenses for share based compensation recognized in statements of comprehensive loss were as follows:

	Year ended December 31
	2021	2020	2019
	U.S. dollars in thousands
Research and development expenses	$774	$834	$1,236
Administrative and general expenses	1,194	827	1,015
	$1,968	$1,661	$2,251

The remaining unrecognized compensation expenses as of December 31, 2021 are $4.1 million; The unrecognized compensation cost is expected to be recognized over a weighted average period of 2.5 years.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)